Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Employee-related expenses	€ 284	€ 201
Charges, gains or losses on assets	179	109
Costs of transformation programs	10	80
Others	90	40
Total	563	€ 430
Dynavax
Disclosure of attribution of expenses by nature to their function [line items]
Others	€ 73